INTANGIBLE - Changes in intangible assets with determined useful life (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets with determined useful life
Beginning balance	R$ 6,557,009	R$ 7,173,183
Additions	161,779	104,931
Fair value adjustment MMC Brasil		189,655
Write-offs		(2)
Amortization	(1,008,824)	(990,432)
Transfers and others		79,674
Ending balance	5,709,964	6,557,009
Cost
Intangible assets with determined useful life
Beginning balance	12,378,761
Ending balance	12,540,497	12,378,761
Accumulated depreciation, amortisation and impairment
Intangible assets with determined useful life
Beginning balance	(5,821,752)
Ending balance	(6,830,533)	(5,821,752)
Non-compete agreement
Intangible assets with determined useful life
Beginning balance	4,818
Ending balance	R$ 4,508	4,818
Amortisation rate, intangible assets other than goodwill	5.00%
Ports concession
Intangible assets with determined useful life
Beginning balance	R$ 537,179
Ending balance	R$ 632,253	537,179
Amortisation rate, intangible assets other than goodwill	3.94%
Lease agreements
Intangible assets with determined useful life
Beginning balance	R$ 6,875
Ending balance		6,875
Amortisation rate, intangible assets other than goodwill	16.90%
Supplier agreements, 12.90%
Intangible assets with determined useful life
Beginning balance	R$ 40,739
Ending balance	R$ 25,925	40,739
Amortisation rate, intangible assets other than goodwill	12.66%
Port service contracts
Intangible assets with determined useful life
Beginning balance	R$ 549,821
Ending balance	R$ 520,459	549,821
Amortisation rate, intangible assets other than goodwill	4.23%
Cultivars
Intangible assets with determined useful life
Beginning balance	R$ 40,784
Ending balance	R$ 20,391	40,784
Amortisation rate, intangible assets other than goodwill	14.28%
Trademarks and patents
Intangible assets with determined useful life
Beginning balance	R$ 188,723
Ending balance	R$ 170,306	188,723
Amortisation rate, intangible assets other than goodwill	8.35%
Customer-related intangible assets
Intangible assets with determined useful life
Beginning balance	R$ 4,925,879
Ending balance	R$ 4,104,900	4,925,879
Amortisation rate, intangible assets other than goodwill	9.09%
Supplier agreements, 17.64%
Intangible assets with determined useful life
Beginning balance	R$ 10,861
Ending balance	R$ 295	10,861
Amortisation rate, intangible assets other than goodwill	17.64%
Computer software
Intangible assets with determined useful life
Beginning balance	R$ 141,178
Ending balance	R$ 201,476	141,178
Amortisation rate, intangible assets other than goodwill	20.80%
Others
Intangible assets with determined useful life
Beginning balance	R$ 110,152
Ending balance	R$ 29,451	R$ 110,152
Amortisation rate, intangible assets other than goodwill	10.00%